Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Equipment
Summary of carrying value of equipment
Computer Equipment	December 31 2022	December 31 2021	December 31 2020
Cost
Opening Cost	$15,543	$15,543	$15,543
Additions	-	-	-
Ending Cost	15,543	15,543	15,543

Accumulated Depreciation
Opening Accumulated Depreciation	$(15,543)	$(15,543)	$(15,338)
Charge for the year	-	-	(205)
Ending Accumulated Depreciation	(15,543)	(15,543)	(15,543)

Carrying Value	$-	$-	$-